Description of Business and Significant Accounting Policies - Capitalized Software and Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Capitalized software, useful life, minimum	4
Capitalized software, useful life, maximum	7
Depreciation	$ 58	$ 55	$ 63
Capitalized Software [Roll Forward]
Beginning balance	107	102	92
Capitalization	62	57	61
Amortization	(51)	(52)	(51)
Ending balance	$ 118	$ 107	$ 102
Machinery and other equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives, minimum (in years)	3
Useful lives, maximum (in years)	20
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives, minimum (in years)	25
Useful lives, maximum (in years)	45